Aging Analysis of Finance Receivables (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2012
Finance Receivables, Current	$ 2,091
30-90 days past due	73
Over 90 days past due	12
Total finance receivables	2,176
Retail Portfolio
Finance Receivables, Current	965
30-90 days past due	72
Over 90 days past due	11
Total finance receivables	1,048
Wholesale Portfolio
Finance Receivables, Current	1,126
30-90 days past due	1
Over 90 days past due	1
Total finance receivables	$ 1,128